PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Statements of Operations
Net revenue	¥ 2,582,623	¥ 1,877,030
Cost of revenue	(1,871,183)	(1,403,252)
Gross loss	711,440	473,778
Operating expenses
Selling and marketing expenses	(60,060)	(57,637)
General and administrative expenses	(273,722)	(185,003)
Research and development expenses	(18,987)	(8,839)
Income from operations	358,671	222,299
Other income (expenses):
Interest income	7,781	25,668
Interest expenses	(569,295)	(466,691)
Others, net	1,326	3,325
Loss before income taxes	(150,991)	(216,962)
Income tax benefits (expenses)	(42,087)	(12,817)
Net loss	(193,078)	(229,779)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Net revenue	0	0
Cost of revenue	(36,659)	(17,414)
Gross loss	(36,659)	(17,414)
Operating expenses
Selling and marketing expenses	(25,662)	(15,301)
General and administrative expenses	(94,191)	(66,492)
Research and development expenses	(1,752)	(870)
Income from operations	(158,264)	(100,077)
Other income (expenses):
Interest income	2,837	23,490
Interest expenses	(65,283)	(68,340)
Equity in loss of subsidiaries	28,796	(84,852)
Others, net	(1,164)	0
Loss before income taxes	(193,078)	(229,779)
Income tax benefits (expenses)	0	0
Net loss	¥ (193,078)	¥ (229,779)